Share-Based Payment	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENT	SHARE-BASED PAYMENT
The Company has three additional compensation plans for its management: the Stock Option Plan, the Restricted Stock Option Plan and the Stock Purchase Plan ("Phantom"). All of them aim to stimulate and promote the alignment of the objectives of the Company, shareholders, management and employees, and mitigate the risks in the generation of value of the Company by the loss of its executives, strengthening their commitment and productivity in the long-term results.
25.1     Stock option plan
The options granted in the Stock Option Plan require an acquisition period between 4 and 5 years, exercisable at a rate between 20% and 25% per year and have an average duration of eight years. The estimated volatility was calculated based on the historical volatility of shares of airlines listed on the stock exchanges in Brazil and the rest of Latin America.

Date of grant	Total options granted	Total outstanding options	Share exercise price	Fair value of option on the date of grant	Estimated volatility of share price	Expected dividend	Risk-free return rate	Average remaining maturity (in years)

12.11.09	5,032,800	296,470	3.42	1.93	47.67%	1.10%	8.75%	0
03.24.11	1,572,000	84,000	6.44	4.16	54.77%	1.10%	12.00%	0
04.05.11	656,000	8,960	6.44	4.16	54.77%	1.10%	12.00%	0
06.30.14	2,169,122	786,197	19.15	11.01	40.59%	1.10%	12.46%	0
07.01.15	627,810	231,638	14.51	10.82	40.59%	1.10%	15.69%	0
01.07.16	820,250	385,980	14.50	10.14	43.07%	1.10%	12.21%	0
07.06.17	680,467	490,355	22.57	12.82	43.35%	1.10%	10.26%	0.5
03.14.17	9,343,510	3,824,610	11.85	4.82	50.64%	1.10%	11.32%	1.2
12.31.20	20,901,959	6,108,210
Set out below the changes of the plans:

Description	Number of shares	Weighted average of exercise price (in R$)

At December 31, 2018	11,190,829
Cancelled	(69,085)
Exercised	(2,936,976)
At December 31, 2019	8,184,768	12.85
Exercised	(2,076,558)	11.45
At December 31, 2020	6,108,210	16.91

Number of exercisable options at:
At December 31, 2020	2,158,658	15.12
At December 31, 2019	2,294,135	13.81
The expense recognized in the statement of operations corresponding to the stock option plan for the year ended December 31, 2020 was R$9,489 (R$12,742 and R$16,677 as at December 31, 2019 and 2018, respectively).
25.2     Restricted stock option plan
The shares granted in the Restricted Stock Option Plan require an acquisition period of 4 years, exercisable at the rate of 25% per year. The estimated volatility was calculated based on the historical volatility of shares of airlines listed on the stock exchanges in Brazil and the rest of Latin America.
Grants are measured based on the fair value of the share at the date premiums are granted.

Date of grant	Fair value of share (in reais)	Total granted	Total not exercised

06.30.14	21.00	487,670	3,967
07.01.15	21.00	294,286	4,047
07.01.16	21.00	367,184	7,722
07.06.17	24.17	285,064	59,080
08.07.18	24.43	291,609	129,860
08.05.19	51.65	170,000	115,774
06.19.20	21.80	1,382,582	1,332,555
		3,278,395	1,653,005
Set out below is the changes of the plans:

Description	Number of shares

At December 31, 2018	729,593
Granted	170,000
Cancelled	(49,748)
Delivered	(260,451)
At December 31, 2019	589,394
Granted	1,382,582
Cancelled	(74,024)
Delivered	(244,947)
At December 31, 2020	1,653,005
The expense recognized in the statement of operations corresponding to the restricted stock option plan for the year ended December 31, 2020 was R$13,421 (R$6,152 and R$6,254 as at December 31, 2019 and 2018,respectively).
25.3     Virtual Stock Option Plan – Phantom
Phantom Shares plans require an acquisition period of between 3 and 4 years, have a duration of between 6 and 8 years and the exercise price must be equal to the lowest share price traded on the market during the thirty trading sessions prior to the date of the granting of options approved by the Compensation Committee. The estimated volatility was calculated based on the historical volatility of the Company's shares. No dividends are expected for this plan. The fair value of this liability is reviewed and updated in each reporting period, according to the change in the fair value of the benefit granted and the acquisition of the right to exercise.

Date of grant	Total granted	Total outstanding	Exercise price		Price at the date of grant		Current share price		Fair value at the date of grant		Estimated volatiblity of share price	Risk-free return rate	Average remaining maturity (in years)

08.07.18	707,400	89,674	R$	10.35	R$	17.40	R$	39.30	R$	11.98	53.22%	3.02%	2.33
08.05.19	405,000	14,201	R$	10.35	R$	17.40	R$	39.30	R$	11.98	53.22%	3.02%	2.33
04.30.20	3,250,000	3,167,765	R$	10.35	R$	17.40	R$	39.30	R$	11.98	53.22%	3.02%	2.33
04.30.20	1,600,000	1,585,401	R$	10.35	R$	17.40	R$	39.30	R$	11.63	53.22%	3.02%	3.33
12.31.20	5,962,400	4,857,041
Set out below is the changes of the plan:

Description	Total outstanding

At December 31, 2018	707,400
Granted	405,000
Cancelled	(47,889)
Settled	(98,603)
At December 31, 2019	965,908
Granted	4,793,582
Cancelled	(898,881)
Settled	(3,568)
At December 31, 2020	4,857,041
The expense recognized in the statement of operations corresponding to the virtual stock option plan – phantom for the year ended December 31, 2020 was R$28,842 (R$13,373 and R$1,184 as at December 31, 2019 and 2018,respectively). As at December 31, 2020, the total obligation related to the plan is R$62,351 (R$11,647 as at December 31, 2019).